Business Combinations, Acquisitions and Non-controlling Interest - Summary of Selected Financial Data From Consolidated Statements of Financial Position (Detail) $ in Thousands, $ in Millions	Dec. 31, 2023 MXN ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)
Assets:
Current assets	$ 340,166,988	$ 20,136	$ 361,003,710
Total assets	1,564,185,960	92,591	1,618,099,344	$ 1,689,649,849
Liabilities and equity:
Current liabilities	524,406,537	31,042	488,876,954
Non-current liabilities	618,077,041	36,587	691,393,117
Total liabilities	1,142,483,578	67,629	1,180,270,071	1,235,608,123
Equity attributable to equity holders of the parent	366,712,545	21,707	373,804,704
Non-controlling interest	54,989,837	3,255	64,024,569
Total equity	421,702,382	24,962	437,829,273	$ 454,041,726	$ 315,117,618
Total liabilities and equity	1,564,185,960	$ 92,591	1,618,099,344
Subsidiaries with material non-controlling interests [member]
Assets:
Current assets	27,224,829		28,648,246
Non-current assets	132,242,415		126,125,904
Total assets	159,467,244		154,774,150
Liabilities and equity:
Current liabilities	34,406,225		50,106,617
Non-current liabilities	56,285,251		47,420,775
Total liabilities	90,691,476		97,527,392
Equity attributable to equity holders of the parent	40,127,194		29,173,281
Non-controlling interest	28,648,574		28,073,477
Total equity	68,775,768		57,246,758
Total liabilities and equity	$ 159,467,244		$ 154,774,150